Share-Based Payment - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Detail) - S A free shares [member]	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of free shares outstanding, beginning balance	629,650	67,000
Number of free shares outstanding, granted	510,316	591,685	[1]
Number of free shares outstanding, vested	(32,000)	(3,000)
Number of free shares outstanding, cancelled	(185,265)	(26,035)
Number of free shares outstanding, ending balance	922,701	629,650
Weighted average grant date fair value, beginning balance		$ 13,980
Weighted average grant date fair Value, granted	$ 8,310	20,100	[1]
Weighted average grant date fair value, vested	14,390	23,840
Weighted average grant date fair Value, cancelled	16,490	16,450
Weighted average grant date fair value, ending balance	$ 14,150	$ 19,590

[1]	423,285 free shares have been granted in October 2020 under the Amended Second Free Shares 2018 Plan and are under non-market performance vesting conditions and with a minimum vesting period of three years. These free shares have been granted to a large number of our employees. 330,041 free shares have been granted in March 2021 under the Amended Second Free Shares 2018 Plan with a minimum vesting period of three years, and 103,000 of which granted to executive officers are under non-market performance vesting conditions. These free shares have been granted to a large number of our employees.